THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK‡ — 98.8%

	Shares	Value

CONSUMER DISCRETIONARY — 12.1%
Lowe’s	55,545	$13,012,527
NIKE, Cl B	63,145	6,970,577
Starbucks	66,500	6,754,405
TJX	122,695	10,616,798

		37,354,307

CONSUMER STAPLES — 13.8%
Coca-Cola	100,030	6,194,858
Costco Wholesale	24,440	13,702,775
Dollar General	49,820	8,412,605
PepsiCo	75,390	14,132,609

		42,442,847

ENERGY — 1.9%
Chevron	35,000	5,728,100

FINANCIALS — 12.8%
Aon PLC, Cl A	19,395	6,177,307
BlackRock, Cl A	16,240	11,998,924
JPMorgan Chase	74,305	11,737,218
S&P Global	24,015	9,474,158

		39,387,607

HEALTH CARE — 15.8%
CVS Health	128,200	9,575,258
Johnson & Johnson	55,340	9,271,110
Medtronic	109,215	9,584,708
Thermo Fisher Scientific	11,430	6,271,184
UnitedHealth Group	27,575	13,963,153

		48,665,413

INDUSTRIALS — 12.3%
Eaton	39,245	8,057,784
Honeywell International	49,275	9,565,756
RTX	146,970	12,923,072

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY GROWTH STOCK FUND JULY 31, 2023 (Unaudited)

COMMON STOCK‡ — continued

	Shares	Value

INDUSTRIALS — continued
United Parcel Service, Cl B	38,780	$7,256,901

		37,803,513

INFORMATION TECHNOLOGY — 27.6%
Accenture, Cl A	48,175	15,240,161
Apple	103,470	20,326,682
Mastercard, Cl A	40,535	15,982,140
Microsoft	50,000	16,796,000
Oracle	85,495	10,022,579
Texas Instruments	37,205	6,696,900

		85,064,462

MATERIALS — 2.5%
Air Products and Chemicals	24,860	7,590,504

TOTAL COMMON STOCK

(Cost $153,465,836)		304,036,753

CASH EQUIVALENT (A) — 1.0%

SEI Daily Income Trust, Government Fund, Institutional Class, 5.000%

(Cost $3,085,529)	3,085,529	3,085,529

TOTAL INVESTMENTS — 99.8%

(Cost $156,551,365)		$307,122,282

Percentages are based on Net Assets of $307,822,895.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

Cl — Class

PLC — Public Limited Company

HIM-QH-001-0400

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